Capital Stock Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Feb. 20, 2013	Nov. 07, 2011	Feb. 22, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Stock Transactions [Abstract]
Stock repurchase program, amount authorized	$ 100	$ 100	$ 100
Shares repurchased				1,356,344	932,706	2,602,513
Weighted average price per share				$ 68.50	$ 64.87	$ 55.28